Related party transactions - Related party balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other related parties
Assets
Accounts receivable and prepaid expenses	$ 171,994	$ 137,286
Scorpio Pools
Liabilities [abstract]
Working capital repayment period upon vessel's exit from each pool	6 months
Scorpio Pools | Other related parties
Assets
Accounts receivable and prepaid expenses	$ 158,860	136,812
Other assets (pool working capital contributions)	39,644	45,761
Liabilities [abstract]
Accounts payable and accrued expenses	590	3,471
Prepaid vessel operating expenses - SSM | Other related parties
Assets
Prepaid expenses (SSM)	4,210	5,375
Liabilities [abstract]
Accounts payable and accrued expenses	1,703	3,277
Scorpio Services Holding Limited (SSH) | Other related parties
Assets
Accounts receivable and prepaid expenses	1,412	474
Receivables due from related parties	1,412	478
Liabilities [abstract]
Accounts payable and accrued expenses	452	459
Prepaid expense - related party port agents | Other related parties
Assets
Current prepaid expenses	1	385
Prepaid expense - SCM | Other related parties
Assets
Current prepaid expenses	6	26
Liabilities [abstract]
Accounts payable and accrued expenses	697	265
Amounts due to related party port agents | Other related parties
Liabilities [abstract]
Accounts payable and accrued expenses	2,675	2,399
Amounts due to a related party bunker supplier | Other related parties
Liabilities [abstract]
Accounts payable and accrued expenses	264	579
Fowe Eco Solutions Ltd. (FOWE) | Other related parties
Liabilities [abstract]
Accounts payable and accrued expenses	24	85
Accounts payable (related party carbon emission manager) | Other related parties
Liabilities [abstract]
Accounts payable and accrued expenses	60	71
Insurance Broker | Other related parties
Liabilities [abstract]
Accounts payable and accrued expenses	3,375	2,240
Geoserve Energy Transport DMCC | Other related parties
Assets
Accounts receivable and prepaid expenses	$ 11,722	$ 0